Description of Organization and Business Operations (Details) - USD ($)						6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	May 25, 2023	Dec. 14, 2021	Jun. 30, 2024	Dec. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 08, 2024	Mar. 31, 2024	Mar. 21, 2024	Feb. 29, 2024	Jan. 31, 2024	Jun. 09, 2023	Nov. 25, 2021
Description of Organization and Business Operations
Share price						$ 9.20		$ 9.20
Cash						$ 490,693		$ 2,171,553	$ 50,858
Working capital						3,116,689		2,808,465	929,527
Aggregate redemption amount			$ 197,694,657
Excise tax liability						2,299,092		1,976,947
Marketable securities held in Trust Account						$ 12,729,617		$ 44,709,805	$ 237,984,513
Sponsor
Description of Organization and Business Operations
Common stock, shares outstanding				4,200,000
Class A common stock subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares		2,986,952				18,849,935
Conversion of Class B common stock								4,200,000	4,200,000
Aggregate redemption amount		$ 32,214,591	$ 197,694,657			$ 32,214,591
Number of shares redeemed	2,986,952	2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)		1,163,113				1,163,113		4,150,065	23,000,000						4,150,065
Common stock subject to possible redemption, shares outstanding		1,163,113		23,000,000		1,163,113		4,150,065	23,000,000						4,150,065
Common class not subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares				18,849,935				18,849,935
Aggregate redemption amount				$ 197,694,657		$ 197,694,657		$ 197,694,657
Share redemption payable withdrawn			$ 197,694,657	$ 4,150,065				$ 4,150,065
Number of shares redeemed			18,849,935
Common stock subject to possible redemption, shares outstanding				23,000,000
Class A common stock
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares								18,849,935
Share price						$ 9.20		$ 9.20
Price of warrants										$ 11.50
Common stock, shares issued				27,200,000		5,363,113		8,350,065	23,000,000
Common stock, shares outstanding				27,200,000		5,363,113		8,350,065	23,000,000
Aggregate redemption amount								$ 197,694,657
Number of shares redeemed			18,849,935
Number of warrants in a unit										0.5
Number of shares issuable per warrant (in shares)										1
Number of shares in a unit										1
Class A common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares issued				4,000,000
Common stock, shares issued								8,350,065
Common stock, shares outstanding								8,350,065
Class B common stock
Description of Organization and Business Operations
Common stock, shares issued				1,550,000		1,550,000		1,550,000	5,750,000
Common stock, shares outstanding				1,550,000		1,550,000		1,550,000	5,750,000							5,750,000
Class B common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares transferred				1,499,996							166,666
Shares transferred to consummation of extension				500,000
Additional non redemption shares transferred				166,666
Conversion of Class B common stock				4,200,000
Common stock, shares issued				1,550,000
Subsequent Events | Sponsor
Description of Organization and Business Operations
Shares transferred to consummation of extension							1,163,113
Subsequent Events | Class A common stock subject to redemption
Description of Organization and Business Operations
Holders of number of shares exercised the right to redeem the shares							2,986,952
Aggregate redemption amount							$ 32,214,591
Class A ordinary shares subject to possible redemption, issued (in shares)							1,163,113
Common stock subject to possible redemption, shares outstanding							1,163,113
Subsequent Events | Class A common stock
Description of Organization and Business Operations
Number of warrants in a unit												0.5
Subsequent Events | Class A common stock | Sponsor
Description of Organization and Business Operations
Conversion of Class B common stock							32,214,591
Common stock, shares outstanding							0
Subsequent Events | Class B common stock | Sponsor
Description of Organization and Business Operations
Aggregate of non redemption shares transferred							2,986,952						166,666	166,666
Additional non redemption shares transferred													166,666	166,666
Common stock, shares issued							0
Private placement warrants
Description of Organization and Business Operations
Number of warrants issued					11,700,000
Price of warrants					$ 1.00
Proceeds from sale of Private Placement Warrants					$ 11,700,000
IPO
Description of Organization and Business Operations
Number of shares issued					23,000,000
Share price					$ 10.00
Proceeds from issuance of shares					$ 230,000,000
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination					100.00%
IPO | Class A common stock
Description of Organization and Business Operations
Price of warrants					$ 11.50
Number of shares issuable per warrant (in shares)					1
Number of shares in a unit					1
Over-allotment
Description of Organization and Business Operations
Number of shares issued					3,000,000
Initial Public Offering, Over-Allotment and the Private Placement
Description of Organization and Business Operations
Number of shares issued					3,000,000
Share price					$ 10.20
Proceeds from issuance of shares					$ 234,600,000
Maturity term of U.S. government securities					185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination					100.00%
Duration of combination period					18 months